OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
OTHER PAYABLES AND ACCRUED EXPENSES
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 9:-OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2022	2021
Payroll and other employee related accruals	$17,999	$21,000
Forward liability	5,150	—
Accrued expenses	9,511	9,344
Government authorities	2,806	4,226
Provision for returns	2,704	3,509
Other	146	271

	$38,316	$38,350